FAIR VALUE MEASUREMENTS (Schedule of Assets and Liabilities Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Foreign exchange contracts		$ 27
Total assets		27
Liabilities:
Foreign exchange contracts	$ 239
Total liabilities	239
Level 1 [Member]
Assets:
Foreign exchange contracts
Total assets
Liabilities:
Foreign exchange contracts
Total liabilities
Level 2 [Member]
Assets:
Foreign exchange contracts		27
Total assets		27
Liabilities:
Foreign exchange contracts	239
Total liabilities	239
Level 3 [Member]
Assets:
Foreign exchange contracts
Total assets
Liabilities:
Foreign exchange contracts
Total liabilities